Document and Entity Information	Jun. 11, 2026
Document Information [Line Items]
Entity Registrant Name	MARBLEGATE CAPITAL CORPORATION
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment No. 1 to the Current Report on Form 8-K amends Item 5.07 of the Current Report on Form 8-K filed on June 12, 2026 (the “Original Form 8-K”) solely to correct a technical error in the tables for Proposals 2, 3, and 4 which caused the “Votes For” column to not be populated. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0001965052
Document Type	8-K/A
Document Period End Date	Jun. 11, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-56734
Entity Tax Identification Number	92-2142791
Entity Address, Address Line One	5 Greenwich Office Park
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	203
Local Phone Number	210-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	MGTE
Warrant [Member]
Document Information [Line Items]
Trading Symbol	MGTEW